                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [_]; Amendment Number:______
This Amendment (Check only one.): [_]   is a restatement.
                                  [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 135 East 57/th/ Street
         30/th/ Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Khalil Barrage.
Title: Vice President, Secretary and Treasurer.
Phone: (212) 317-7520.

Signature, Place, and Date of Signing:


    /s/ Khalil Barrage        New York, New York        November 13, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $425,903
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.    Form 13F File Number           Name

______ 28-___________________________ NONE

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE
                       PERIOD ENDING SEPTEMBER 30, 2006

          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5
          --------             ----------- ----------- ---------- ------------------
                                TITLE OR                 VALUE     SHRS OR  SH/ PUT/
       NAME OF ISSUER            CLASS       CUSIP     (x $1,000)  PRN AMT  PRN CALL
       --------------          ----------- ----------- ---------- --------- --- ----
ACORDA THERAPEUTICS, INC......     COM     00484M 10 6  $    229     25,000 SH
ACTIVISION INC NEW............   COM NEW   004930 20 2  $  1,495     99,000 SH
ALEXION PHARMACEUTICALS INC...     COM     015351 10 9  $ 40,776  1,200,000 SH
ALNYLAM PHARMACEUTICALS INC...     COM     02043Q 10 7  $    721     50,000 SH
ANTIGENICS INC DEL............     COM     037032 10 9  $    310    200,000 SH
ANTIGENICS INC DEL............    NOTE     037032 AC 3  $  1,440  2,290,000 PRN
BAUSCH & LOMB, INC............     COM     071707 10 3  $  1,253     25,000 SH
BEARINGPOINT INC..............     COM     074002 10 6  $ 22,401  2,850,000 SH
CARDINAL HEALTH INC...........    CALL     14149Y 90 8  $     16        250     CALL
CONSECO INC...................   COM NEW   208464 88 3  $  1,050     50,000 SH
CORINTHIAN COLLEGES INC.......     COM     218868 10 7  $ 15,372  1,422,000 SH
CVS CORP......................     COM     126650 10 0  $    803     25,000 SH
DELL INC......................     COM     24702R 10 1  $  2,284    100,000 SH
DELL INC......................    CALL     24702R 90 1  $     46      2,000     CALL
ELAN PLC......................     ADR     284131 20 8  $146,640  9,400,000 SH
ELAN PLC......................    CALL     284131 90 8  $    234     15,000     CALL
ELAN PLC......................    CALL     284131 90 8  $    156     10,000     CALL
ELAN PLC......................    CALL     284131 90 8  $     78      5,000     CALL
ELAN PLC......................    CALL     284131 90 8  $     16      1,000     CALL
ELAN PLC......................    CALL     284131 90 8  $     31      2,000     CALL
GENERAL ELECTRIC CO...........    CALL     369604 90 3  $     35      1,000     CALL
GOODMAN GLOBAL INC............     COM     38239A 10 0  $    668     50,000 SH
HEALTH MGMT ASSOC INC NEW.....    CL A     421933 10 2  $ 43,244  2,069,100 SH
HERBALIFE LTD................. COM USD SHS G4412G 10 1  $  3,788    100,000 SH
JARDEN CORP...................     COM     471109 10 8  $ 51,104  1,550,000 SH
LEAPFROG ENTERPRISES INC......    CL A     52186N 10 6  $  6,542    825,000 SH
LEXICON GENETICS INC..........     COM     528872 10 4  $ 17,671  4,687,200 SH
LEGG MASON INC................    CALL     524901 90 5  $     50        500     CALL
MCAFEE INC....................     COM     579064 10 6  $  1,223     50,000 SH
NASDAQ STOCK MARKET INC.......     COM     631103 10 8  $  1,512     50,000 SH
NET 1 EUPS TECHNOLOGIES INC...   COM NEW   64107N 20 6  $  1,143     50,000 SH
NEUSTAR INC...................    CL A     64126X 20 1  $    694     25,000 SH
NITROMED INC..................     COM     654798 50 3  $ 15,815  4,989,024 SH
NTL INC DEL...................     COM     62941W 10 1  $ 12,079    475,000 SH
NU SKIN ENTERPRISES INC.......    CL A     67018T 10 5  $  8,760    500,000 SH
OMNICARE INC..................     COM     681904 10 8  $  2,155     50,000 SH
OMNICARE INC..................    CALL     681904 90 8  $     22        500     CALL

PALATIN TECHNOLOGIES INC......... COM NEW 696077 30 4 $2,975 1,250,000 SH
PRIMUS TELECOMMUNICATIONS GR.....   COM   741929 10 3 $  343   700,000 SH
QUALCOMM INC.....................   COM   747525 10 3 $1,818    50,000 SH
ROYCE FOCUS TR...................   COM   78080N 10 8 $  424    41,562 SH
SEALY CORP.......................   COM   812139 30 1 $1,306   100,000 SH
SHUFFLE MASTER INC...............   COM   825549 10 8 $  675    25,000 SH
SIRNA THERAPEUTICS INC...........   COM   829669 10 0 $  418    75,000 SH
SPRINT NEXTEL CORP............... COM FON 852061 10 0 $1,715   100,000 SH
SYMANTEC CORP....................   COM   871503 10 8 $1,596    75,000 SH
TAKE-TWO INTERACTIVE SOFTWAR.....   COM   874054 10 9 $3,922   275,000 SH
TYCO INTL LTD NEW................  CALL   902124 90 6 $   28     1,000     CALL
UAL CORP......................... COM NEW 902549 80 7 $1,329    50,000 SH
UAL CORP.........................  CALL   902549 90 7 $   13       500     CALL
VANDA PHARMACEUTICALS INC........   COM   921659 10 8 $  930   100,000 SH
VERASUN ENERGY CORP..............   COM   92336G 10 6 $  803    50,000 SH
WARNER CHILCOTT..................   COM   93443W 10 9 $5,985   450,000 SH